N-6	May 01, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Oct. 09, 2024
Amendment Flag	false
C000214972 [Member] | Fidelity VIP Government Money Market Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Government Money Market Portfolio—Initial Class